COMMON SHARES AND TREASURY SHARES - Nominal value of treasury shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nominal value of treasury shares, beginning of period	$ 4,235,000	$ 4,235,000
Purchase of treasury shares			$ 1,348,000
Nominal value of treasury shares, end of period	4,235,000	4,235,000	4,235,000
Treasury shares at nominal value
Nominal value of treasury shares, beginning of period	4,900	4,900	3,100
Purchase of treasury shares	0	0	1,800
Nominal value of treasury shares, end of period	$ 4,900	$ 4,900	$ 4,900